Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,121,250.00
Total Fee Amount	7,750.34
Total Offset Amount	0.00
Net Fee	$ 7,750.34
Offering Table N/A
Offset Table N/A	N/A